PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment capitalized costs	$ 1,686	$ 4,929
Depreciation expense	9,809	9,548	$ 8,418
Internal use software and website development [Member]
Property, Plant and Equipment [Line Items]
Share-based compensation costs capitalized during the period	303	758
Depreciation expense	$ 2,576	$ 2,137	$ 1,471